UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 JUNE 2008


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      10 JULY 2008
--------------------------------------     ------------     ------------
             [Signature]                   [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------       ----------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           49
                                           ---------
Form 13F Information Table Value Total:)   2,343,737
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13 F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q2 2008                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE       SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM        013817101      15,844      444,794                     SOLE          NONE            SHARED
Allstate Corp        COM        020002101          27          600                     SOLE          NONE            SHARED
Bank of America      COM        060505104      11,859      496,801                     SOLE          NONE            SHARED
CBS Corporation      COM        124857202       5,407      277,400                     SOLE          NONE            SHARED
CPFL Energia SA      ADR        126153105      44,676      648,700                     SOLE          NONE            SHARED
Cemex SA             ADR        151290889          72        2,916                     SOLE          NONE            SHARED
Chevrontexaco        COM       166764100      21,521      217,100                      SOLE          NONE            SHARED
Citigroup Inc        COM        172967101       9,429      562,600                     SOLE          NONE            SHARED
CVRD ADR             ADR        204412100     200,966    6,707,808                     SOLE          NONE            SHARED
Conagra Foods        COM        205887102       9,966      516,924                     SOLE          NONE            SHARED
Du Pont (E.I.)       COM        263534109          21          500                     SOLE          NONE            SHARED
Fairpoint Comm       COM        305560104          52        7,214                     SOLE          NONE            SHARED
FirstEnergy Co       COM        337932107          25          300                     SOLE          NONE            SHARED
GeneralElectric      COM        369604103      15,633      585,726                     SOLE          NONE            SHARED
General Mills        COM        370334104          30          500                     SOLE          NONE            SHARED
Genuine Parts        COM        372460105      10,610      267,400                     SOLE          NONE            SHARED
GpoAero Pacific      ADR        400506101      46,751    1,591,800                     SOLE          NONE            SHARED
Heinz HJ             COM        423074103      13,053      272,793                     SOLE          NONE            SHARED
iShares MSCI         COM        464287234          68          500                     SOLE          NONE            SHARED
Merck & Co           COM        589331107       7,438      197,360                     SOLE          NONE            SHARED
Microsoft Corp       COM        594918104      17,554      638,100                     SOLE          NONE            SHARED
Mobile Tele          ADR        607409109     144,103    1,881,000                     SOLE          NONE            SHARED
National City        COM        635405103           8        1,696                     SOLE          NONE            SHARED
Pfizer Inc           COM        717081103      11,251      644,000                     SOLE          NONE            SHARED
Philippine Long      ADR        718252604     124,323    2,330,333                     SOLE          NONE            SHARED
Royal Dutch Pet      ADR        780259206          49          600                     SOLE          NONE            SHARED
Taiwan SMC           ADR        874039100     331,133   30,351,343                     SOLE          NONE            SHARED
US Bancorp           COM        902973304          28        1,000                     SOLE          NONE            SHARED
Unilever Plc         ADR        904767704          40        1,420                     SOLE          NONE            SHARED
Wachovia Corp        COM        929903102       8,135      523,839                     SOLE          NONE            SHARED
Wells Fargo Com      COM        949746101          29        1,200                     SOLE          NONE            SHARED
Wyeth                COM        983024100      18,234      380,200                     SOLE          NONE            SHARED
America Movil        ADR        02364W105     171,673    3,248,300                     SOLE          NONE            SHARED
Banco Santander      ADR        05965X109      52,402    1,218,357                     SOLE          NONE            SHARED
BanColombia SA       ADR        05968L102     170,215    5,422,600                     SOLE          NONE            SHARED
CHC Helicopter       COM        12541C203      22,849      727,900                     SOLE          NONE            SHARED
ChunghwaTele         ADR        17133Q304     266,724   10,513,372                     SOLE          NONE            SHARED
Cisco Systems        COM        17275R102          16          700                     SOLE          NONE            SHARED
Duke Energy          COM        26441C105          26        1,500                     SOLE          NONE            SHARED
Entergy Corp         COM        29364G103          48          400                     SOLE          NONE            SHARED
Grupo Televisa       ADR        40049J206      78,278    3,302,852                     SOLE          NONE            SHARED
KT Corp ADR          ADR        48268K101       8,294      389,009                     SOLE          NONE            SHARED
Kookmin Bank         ADR        50049M109         721       12,200                     SOLE          NONE            SHARED
Oracle Corp          COM        68389X105       6,726      320,300                     SOLE          NONE            SHARED
Petroleo Brasil      ADR        71654V101     149,144    2,573,662                     SOLE          NONE            SHARED
Tenaris SA           ADR        88031M109     208,691    2,801,218                     SOLE          NONE            SHARED
3M Co                COM        88579Y101       7,620      109,500                     SOLE          NONE            SHARED
Verizon Com          COM        92343V104      13,735      388,000                     SOLE          NONE            SHARED
Votorantim           ADR        92906P106     118,238    4,384,069                     SOLE          NONE            SHARED
                                            ---------
                                            2,343,737
                                            =========